Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments
As of December 31, 2020 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES – 76.5%
	BANKS – 37.6%
28,600	BancorpSouth Bank, 5.500%, Series A(1)	Ba1	$760,188
	Bank of America Corp.
28,500	4.375%, Series NN(1)	Baa3	756,675
500,000	6.100% to 03/17/25 then 3-Month USD Libor + 3.898%, Series AA(1)	Baa3	566,873
2,000,000	6.250% to 09/05/24 then 3-Month USD Libor + 3.705%, Series X(1)	Baa3	2,219,858
250,000	6.300% to 03/10/26 then 3-Month USD Libor + 4.553%, Series DD(1)	Baa3	292,031
4,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z(1)	Baa3	5,181,125
290,945	Capital One Financial Corp., 5.000%, Series I(1)	Baa3	7,736,228
	Citigroup, Inc.
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(1)	Ba1	308,625
1,125,000	4.700% to 01/30/25 then SOFR + 3.234%, Series V(1)	Ba1	1,158,148
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P(1)	Ba1	4,993,200
1,700,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T(1)	Ba1	1,954,079
108,199	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K(1)	Ba1	3,106,393
16,400	7.125% to 09/30/23 then 3-Month USD Libor + 4.040%, Series J(1)	Ba1	466,416
150,000	Citizens Financial Group, Inc., 6.350% to 04/06/24 then 3-Month USD Libor + 3.642%, Series D(1)	BB+(2)	4,326,000
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H(1) (3)	BBB+(2)	1,308,690
8,400	6.250% to 10/01/22 then 3-Month USD Libor + 4.557%, Series F(1) (3)	BBB+(2)	905,100
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I(1) (3)	BBB+(2)	547,500
1,050,000	Comerica, Inc., 5.625% to 10/01/25 then USD 5 Year Tsy + 5.291%, Series A(1)	Baa2	1,165,500
28,000	Cullen/Frost Bankers, Inc., 4.450%, Series B(1)	Baa2	723,800
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(1)	BB-(4)	923,040
45,761	Fifth Third Bancorp, 6.000%, Series A(1)	Baa3	1,235,547
20,800	First Citizens BancShares, Inc., 5.375%, Series A(1)	Baa3	562,432
	First Horizon Corp.
8,000	6.200%, Series A(1)	Ba2	212,720
412	6.500%, Series E(1)	Ba2	11,618
10,100	Fulton Financial Corp., 5.125%, Series A(1)	Baa3	263,206
	Goldman Sachs Group, Inc.
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(1)	Ba1	948,125
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(1)	Ba1	2,654,175
600,000	5.500% to 08/10/24 then USD 5 Year Tsy + 3.623%, Series Q(1)	Ba1	655,500
99,605	6.375% to 05/10/24 then 3-Month USD Libor + 3.550%, Series K(1)	Ba1	2,910,458
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(1)	Baa3	379,410
1,050,000	5.625% to 10/15/30 then USD 10 Year Tsy + 4.945%, Series F(1)	Baa3	1,229,812
20,034	6.250%, Series D(1)	Baa3	509,264
1,450,000	JPMorgan Chase & Co., 3.545%, 3-Month USD Libor + 3.320%, Series V(1) (5)	Baa2	1,426,350
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D(1)	Baa3	4,063,510
25,277	5.625%, Series G(1)	Baa3	704,976
29,917	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E(1)	Baa3	875,671
700,000	M&T Bank Corp., 6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E(1)	Baa2	777,000
15,000	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month USD Libor + 4.569%, Series B(1)	NR(6)	398,250

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (CONTINUED)
As of December 31, 2020 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	Morgan Stanley
590,000	5.300% to 03/15/23 then 3-Month USD Libor + 3.160%, Series N(1)	Baa3	$603,275
171,717	5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K(1)	Baa3	4,954,035
24,190	6.375% to 10/15/24 then 3-Month USD Libor + 3.708%, Series I(1)	Baa3	694,253
164,500	6.875% to 01/15/24 then 3-Month USD Libor + 3.940%, Series F(1)	Baa3	4,688,250
165,285	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(1)	Ba2	4,737,068
106,311	People’s United Financial, Inc., 5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series A(1)	Ba1	2,976,708
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month USD Libor + 3.148%, Series C(1)	Ba1	2,606,400
725,000	5.750% to 09/15/25 then USD 5 Year Tsy + 5.426%, Series D(1)	Ba1	809,463
74,300	6.375% to 09/15/24 then 3-Month USD Libor + 3.536%, Series B(1)	Ba1	2,089,316
56,000	Signature Bank, 5.000%, Series A(1)	Ba1	1,436,400
20,402	Sterling Bancorp, 6.500%, Series A(1)	Ba2	538,613
46,000	Synchrony Financial, 5.625%, Series A(1)	BB-(2)	1,228,200
127,922	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(1)	BB-(2)	3,430,868
72,679	Texas Capital Bancshares, Inc., 6.500%, Series A(1)	Ba2	1,856,222
15,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3-Month USD Libor + 4.088%, Series B(1)	NR(6)	391,500
	Truist Financial Corp.
18,000	4.750%, Series R(1)	Baa2	498,060
1,098,000	4.800% to 09/01/24 then USD 5 Year Tsy + 3.003%, Series N(1)	Baa2	1,160,710
1,050,000	4.950% to 12/01/25 then USD 5 Year Tsy + 4.605%, Series P(1)	Baa2	1,157,636
	Valley National Bancorp
2,022	5.500% to 09/30/22 then 3-Month USD Libor + 3.578%, Series B(1)	BB(2)	52,976
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(1)	BB(2)	860,888
8,440,000	Wachovia Capital Trust III, 5.570%, 3-Month USD Libor + 0.930%, Series I(1) (5)	Baa2	8,567,697
	Wells Fargo & Co.
36,000	4.700%, Series AA(1)	Baa2	949,680
1,557,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U(1)	Baa2	1,769,141
20,000	6.625% to 03/15/24 then 3-Month USD Libor + 3.690%, Series R(1)	Baa2	586,600
267	7.500%, Series L(1) (7)	Baa2	405,279
43,200	WesBanco, Inc., 6.750% to 11/15/25 then USD 5 Year Tsy + 6.557%, Series A(1)	NR(6)	1,211,760
44,000	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(1)	BB(4)	1,253,560
	Zions Bancorp NA
43,000	5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I(1)	BB+(2)	43,010
2,000	6.300% to 03/15/23 then 3-Month USD Libor + 4.240%, Series G(1)	BB+(2)	54,000
			110,829,061
	FINANCIAL SERVICES – 1.9%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month USD Libor + 4.300%, 06/15/45(3)	Ba1	460,125
1,545,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Ba2	1,588,886
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(1)	Ba2	905,000

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (CONTINUED)
As of December 31, 2020 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	FINANCIAL SERVICES (continued)
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(1)	Ba2	$801,125
560,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(1)	Ba2	583,800
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(1)	Ba2	654,000
21,000	Stifel Financial Corp., 6.250%, Series B(1)	BB-(2)	584,220
			5,577,156
	INSURANCE – 17.4%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,762,838
92,000	American Equity Investment Life Holding Co., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(1)	BB(2)	2,393,840
1,515,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58	Baa2	2,225,505
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(1)	Ba1	664,750
19,543	5.950% to 07/01/23 then 3-Month USD Libor + 4.060%(1)	Ba1	511,440
18,003	Assurant, Inc., 5.250%, 01/15/61	Ba1	492,562
	Athene Holding, Ltd.
25,200	4.875%, Series D(1)	BBB-(2)	636,048
88,000	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(1)	BBB-(2)	2,567,840
29,000	6.375% to 09/30/25 then USD 5 Year Tsy + 5.970%, Series C(1)	BBB-(2)	810,260
183,598	Axis Capital Holdings, Ltd., 5.500%, Series E(1)	Baa3	4,755,188
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	770,412
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	394,050
100,435	Delphi Financial Group, Inc., 3.411%, 3-Month USD Libor + 3.190%, 05/01/37(5)	BBB(2)	2,046,363
825,000	Enstar Finance LLC, 5.750% to 09/01/25 then USD 5 Year Tsy + 5.468%, 09/01/40	BB+(2)	869,885
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(1)	BB+(2)	1,282,096
125,000	Equitable Holdings, Inc., 4.950% to 12/15/25 then USD 5 Year Tsy + 4.736%, Series B(1)	Ba1	133,281
196,000	Everest Reinsurance Holdings, Inc., 2.606%, 3-Month USD Libor + 2.385%, 05/15/37(5)	Baa2	178,924
7,103,000	Liberty Mutual Group, Inc., 7.800% to 03/15/37 then 3-Month USD Libor + 3.576%, 03/15/37(3)	Baa3	9,126,176
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month USD Libor + 5.540%, 04/08/38(3)	Baa2	2,449,236
1,937,000	10.750% to 08/01/39 then 3-Month USD Libor + 7.548%, 08/01/39	Baa2	3,324,458
865,000	PartnerRe Finance B LLC, 4.500% to 10/01/30 then USD 5 Year Tsy + 3.815%, 10/01/50	Baa1	907,301
128,149	PartnerRe, Ltd., 5.875%, Series I(1)	Baa2	3,278,052
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Ba1	5,229,023
100,476	Reinsurance Group of America, Inc., 5.750% to 06/15/26 then 3-Month USD Libor + 4.040%, 06/15/56	Baa2	2,905,766
1,175,000	SBL Holdings, Inc., 7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1) (3)	BB(2)	985,531
23,000	Voya Financial, Inc., 5.350% to 09/15/29 then USD 5 Year Tsy + 3.210%, Series B(1)	Ba2	651,360
			51,352,185
	UTILITIES – 12.0%
40,645	Algonquin Power & Utilities Corp., 6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 19-A	BB+(2)	1,143,750
646,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3-Month USD Libor + 3.270%, Series A(1)	Ba1	677,016

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (CONTINUED)
As of December 31, 2020 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	UTILITIES (continued)
109,000	CMS Energy Corp., 5.875%, 03/01/79	Baa2	$3,042,190
3,576,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	4,323,395
2,000,000	Duke Energy Corp., 4.875% to 09/16/24 then USD 5 Year Tsy + 3.388%, Series B(1)	Baa3	2,170,660
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 16-A	Ba2	3,284,409
79,020	Integrys Holding, Inc., 6.000% to 08/01/23 then 3-Month USD Libor + 3.220%, 08/01/73	Baa2	2,131,169
1,140,000	NextEra Energy Capital Holdings, Inc., 5.650% to 05/01/29 then 3-Month USD Libor + 3.156%, 05/01/79, Series O	Baa2	1,344,798
285,000	NiSource, Inc., 5.650% to 06/15/23 then USD 5 Year Tsy + 2.843%, Series A(1)	Ba1	293,194
21,587	SCE Trust II, 5.100%, Series G(1)	Ba1	545,935
119,974	SCE Trust V, 5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K(1)	Ba1	3,071,334
192,087	SCE Trust VI, 5.000%, Series L(1)	Ba1	4,636,980
1,300,000	Sempra Energy, 4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(1)	Ba1	1,392,625
1,140,000	Southern California Edison Co., 6.250% to 02/01/22 then 3-Month USD Libor + 4.199%, Series E(1)	Ba1	1,160,516
222,388	Southern Co., 4.950%, 01/30/80, Series 2020A	Baa3	6,093,431
4,866	Spire, Inc., 5.900%, Series A(1)	Ba1	134,983
			35,446,385
	ENERGY – 5.5%
	DCP Midstream LP
1,300,000	7.375% to 12/15/22 then 3-Month USD Libor + 5.148%, Series A(1)	B1	1,085,500
3,900	7.875% to 06/15/23 then 3-Month USD Libor + 4.919%, Series B(1)	B1	82,797
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80	Ba1	383,478
1,252,000	6.000% to 01/15/27 then 3-Month USD Libor + 3.890%, 01/15/77, Series 16-A	Ba1	1,337,863
	Energy Transfer Operating LP
362,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(1)	Ba2	344,805
203,430	7.375% to 05/15/23 then 3-Month USD Libor + 4.530%, Series C(1)	Ba2	4,204,898
155,236	7.600% to 05/15/24 then 3-Month USD Libor + 5.161%, Series E(1)	Ba2	3,500,572
1,600	7.625% to 08/15/23 then 3-Month USD Libor + 4.738%, Series D(1)	Ba2	34,080
1,765,000	MPLX LP, 6.875% to 02/15/23 then 3-Month USD Libor + 4.652%, Series B(1)	BB+(2)	1,707,637
	Transcanada Trust
1,825,000	5.500% to 09/15/29 then 3-Month USD Libor + 4.154%, 09/15/79	Baa3	2,014,344
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 16-A	Baa3	1,506,703
			16,202,677
	COMMUNICATIONS – 0.6%
33,000	AT&T, Inc., 4.750%, Series C(1)	Ba1	883,080
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	871,378
			1,754,458
	MISCELLANEOUS – 1.5%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(3)	BBB(2)	378,408
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1) (3)	BB(2)	687,257
3,115,000	8.000%, Series A(1) (3)	BB(2)	3,200,662
			4,266,327
	TOTAL PREFERRED SECURITIES
	(Cost $210,369,373)		225,428,249

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (CONTINUED)
As of December 31, 2020 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES – 20.5%
	BANKS – 19.0%
4,207,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1) (3)	Baa2	$4,913,713
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(1)	Ba2	2,745,080
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%(1)	Ba2	853,589
	Banco Mercantil del Norte SA
360,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1) (3)	Ba2	408,154
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1) (3)	Ba2	727,206
	Barclays PLC
870,000	6.125% to 06/15/26 then USD 5 Year Tsy + 5.867%(1)	Ba2	939,623
8,247,000	7.875% to 03/15/22 then USD 5 Year Swap + 6.772%(1) (3)	Ba2	8,669,659
700,000	8.000% to 06/15/24 then USD 5 Year Tsy + 5.672%(1)	Ba2	780,856
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(3)	Baa3	685,014
	BNP Paribas SA
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1) (3)	Ba1	3,472,695
400,000	7.625% to 03/30/21 then USD 5 Year Swap + 6.314%(1) (3)	Ba1	405,250
500,000	Credit Agricole SA, 8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1) (3)	Baa3	609,637
	Credit Suisse Group AG
500,000	5.100% to 01/24/30 then USD 5 Year Tsy + 3.293%(1) (3)	Ba1	521,250
1,000,000	5.250% to 08/11/27 then USD 5 Year Tsy + 4.889%(1) (3)	Ba1	1,060,000
1,100,000	6.375% to 08/21/26 then USD 5 Year Tsy + 4.822%(1) (3)	Ba1	1,226,043
500,000	7.250% to 09/12/25 then USD 5 Year Swap + 4.332%(1) (3)	Ba1	562,964
	HSBC Holdings PLC
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(1)	Baa3	354,656
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(1)	Baa3	955,719
4,918,000	6.875% to 06/01/21 then USD 5 Year Swap + 5.514%(1)	Baa3	5,016,360
4,885,000	ING Groep, 6.750% to 04/16/24 then USD 5 Year Swap + 4.204%(1)	Ba1	5,342,969
1,700,000	Lloyds Banking Group PLC, 7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(1)	Baa3	1,959,250
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1) (3)	Ba1	1,638,378
	Societe Generale SA
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1) (3)	Ba2	956,583
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1) (3)	Ba2	280,718
3,500,000	7.375% to 09/13/21 then USD 5 Year Swap + 6.238%(1) (3)	Ba2	3,591,875
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873%(1) (3)	Ba2	880,666
	Standard Chartered PLC
4,200,000	7.500% to 04/02/22 then USD 5 Year Swap + 6.301%(1) (3)	Ba1	4,396,539
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723%(1) (3)	Ba1	271,060
1,600,000	UBS Group Funding Switzerland, 7.000% to 01/31/24 then USD 5 Year Swap + 4.344%(1) (3)	Ba1	1,755,112
			55,980,618
	FINANCIAL SERVICES – 0.1%
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(1)	B1	402,000

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (CONTINUED)
As of December 31, 2020 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	INSURANCE – 1.4%
	QBE Insurance Group, Ltd.
600,000	5.875% to 05/12/25 then USD 5 Year Tsy + 5.513%(1) (3)	Baa2	$657,000
3,150,000	7.500% to 11/24/23 then USD 10 Year Swap + 6.030%, 11/24/43(3)	Baa1	3,543,750
			4,200,750
	TOTAL CONTINGENT CAPITAL SECURITIES
	(Cost $56,895,897)		60,583,368

	CORPORATE DEBT SECURITIES – 1.6%
	BANKS – 1.1%
875,000	First Horizon Bank, 5.750%, 05/01/30	Baa3	1,020,612
84,800	Texas Capital Bancshares, Inc., 6.500%, 09/21/42	Baa3	2,150,528
			3,171,140
	FINANCIAL SERVICES – 0.1%
11,000	B. Riley Financial, Inc., 7.500%, 05/31/27	NR(6)	280,170

	COMMUNICATIONS – 0.4%
	Qwest Corp.
12,347	6.500%, 09/01/56	Ba2	313,984
36,585	6.750%, 06/15/57	Ba2	942,430
			1,256,414
	TOTAL CORPORATE DEBT SECURITIES
	(Cost $4,474,332)		4,707,724

	SHORT-TERM INVESTMENTS – 0.6%
	MONEY MARKET FUND – 0.6%
1,865,316	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.010%(8)		1,865,316

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,865,316)		1,865,316

	TOTAL INVESTMENTS – 99.2%
	(Cost $273,604,918)		292,584,657
	Other Assets In Excess Of Liabilities – 0.8%		2,266,971
	TOTAL NET ASSETS – 100.0%		$294,851,628

[1]	Security is perpetual in nature with no stated maturity date.
[2]	Standard & Poor’s Rating.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At December 31, 2020 the total value of these securities is $61,281,951 representing 20.8% of net assets.
[4]	Fitch’s Rating.
[5]	The interest rate shown reflects the rate in effect as of December 31, 2020.
[6]	Security is unrated by Moody’s, S&P and Fitch.
[7]	Convertible security.
[8]	The rate is the annualized seven-day yield as of December 31, 2020.

Libor – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield